INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current
Restricted short-term deposit	$ 425,976	$ 4,390,458	$ 4,327,275
US Treasury bills	7,885,937	7,768,410
Others mutual funds			347,718
Other investments	2,849,485	1,277,525	8,515
Other financial assets	11,161,398	13,436,393	4,683,508
Non-current assets
Shares of Bioceres S.A.	355,251	321,705	374,685
Other investments	742,211	998	1,728
Other financial assets	$ 1,097,462	$ 322,703	$ 376,413